DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	BioDrain Medical, Inc.
Entity Central Index Key	0001446159
Entity Filer Category	Smaller Reporting Company